UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1776
Name of Registrant: Vanguard Wellesley Income Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30th
Date of reporting period: December 31, 2011
Item 1: Schedule of Investments

Vanguard Wellesley Income Fund

Schedule of Investments
As of December 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.2%)
U.S. Government Securities (2.6%)
	United States Treasury Note/Bond	1.500%	6/30/16	357,000	369,216
	United States Treasury Note/Bond	4.750%	2/15/41	85,000	116,941
	United States Treasury Note/Bond	4.375%	5/15/41	71,200	92,605
	United States Treasury Note/Bond	3.750%	8/15/41	81,000	95,087
					673,849
Agency Bonds and Notes (0.6%)
	Egypt Government AID Bonds	4.450%	9/15/15	22,500	25,172
	Private Export Funding Corp.	2.250%	12/15/17	57,055	59,504
1	Tennessee Valley Authority	4.375%	6/15/15	35,000	39,203
1	Tennessee Valley Authority	4.625%	9/15/60	19,800	23,332
					147,211
Conventional Mortgage-Backed Securities (5.6%)
2,3,4Freddie Mac Gold Pool		3.500%	12/1/40–12/1/41	362,772	372,951
[2,3] Freddie Mac Gold Pool		4.000%	11/1/13–12/1/41	1,022,556	1,074,031
2	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	147	168
2	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	15,002	17,110
					1,464,260
Nonconventional Mortgage-Backed Securities (0.4%)
[2,3] Fannie Mae REMICS		3.500%	4/25/31	6,910	7,113
[2,3] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	13,201	14,358
[2,3] Freddie Mac REMICS		3.500%	3/15/31	4,095	4,218
[2,3] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	77,206	83,781
					109,470
Total U.S. Government and Agency Obligations (Cost $2,274,490)					2,394,790
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
2	Ally Auto Receivables Trust	1.350%	12/15/15	8,860	8,882
[2,5] Ally Master Owner Trust		2.880%	4/15/15	38,668	39,370
2	Ally Master Owner Trust	2.150%	1/15/16	63,305	64,096
2	AmeriCredit Automobile Receivables Trust	2.040%	9/8/15	7,450	7,498
2	AmeriCredit Automobile Receivables Trust	1.170%	1/8/16	6,520	6,496
2	AmeriCredit Automobile Receivables Trust	2.190%	2/8/16	4,760	4,786
2	AmeriCredit Automobile Receivables Trust	3.340%	4/8/16	6,050	6,177
2	AmeriCredit Automobile Receivables Trust	2.280%	6/8/16	10,000	10,010
[2,5] Avis Budget Rental Car Funding AESOP LLC		5.680%	2/20/14	5,075	5,257
[2,5] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	39,465	39,823
[2,5] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	8,000	8,385
[2,5] Citibank Omni Master Trust		3.350%	8/15/16	41,580	42,183
2	CNH Equipment Trust	3.000%	8/17/15	11,550	11,752
2	Credit Suisse First Boston Mortgage
	Securities Corp.	4.940%	12/15/35	28,075	28,735
2	Credit Suisse First Boston Mortgage
	Securities Corp.	5.183%	11/15/36	4,086	4,164
2	Ford Credit Auto Lease Trust	0.740%	9/15/13	21,715	21,735
2,5,6Ford Credit Floorplan Master Owner Trust		1.928%	12/15/14	27,000	27,287
[2,5] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	7,000	7,522
[2,5] GE Equipment Small Ticket LLC		1.450%	1/21/18	13,388	13,443
[2,5] Hertz Vehicle Financing LLC		2.600%	2/25/15	13,500	13,829

[2,5] Hertz Vehicle Financing LLC		2.200%	3/25/16	28,910	29,405
[2,5] Hertz Vehicle Financing LLC		3.740%	2/25/17	28,680	29,769
[2,5] Huntington Auto Trust		1.010%	1/15/16	17,325	17,190
[2,5] Hyundai Auto Lease Securitization Trust		1.020%	8/15/14	16,375	16,387
2	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.161%	10/12/37	4,800	4,895
2	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	14,099	14,365
2	Nissan Auto Lease Trust	1.040%	8/15/14	39,900	39,809
[2,5] OBP Depositor LLC Trust		4.646%	7/15/45	23,260	25,760
[2,5] Santander Consumer Acquired Receivables
	Trust	0.910%	11/15/13	2,014	2,018
[2,5] Santander Consumer Acquired Receivables
	Trust	1.400%	10/15/14	18,649	18,684
[2,5] Santander Consumer Acquired Receivables
	Trust	1.740%	1/15/15	7,861	7,929
2	Santander Drive Auto Receivables Trust	0.930%	6/17/13	8,686	8,691
[2,5] Santander Drive Auto Receivables Trust		1.010%	7/15/13	13,862	13,858
[2,5] Santander Drive Auto Receivables Trust		1.370%	8/15/13	11,363	11,373
[2,5] Santander Drive Auto Receivables Trust		1.830%	11/17/14	1,920	1,925
[2,5] Santander Drive Auto Receivables Trust		2.390%	6/15/17	5,470	5,544
2	World Omni Automobile Lease Securitization
	Trust	1.490%	10/15/14	18,870	18,950
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $632,294)					637,982
Corporate Bonds (42.6%)
Finance (18.2%)
	Banking (13.5%)
	American Express Co.	7.250%	5/20/14	17,000	18,997
	American Express Co.	5.500%	9/12/16	25,000	27,572
	American Express Co.	6.150%	8/28/17	35,000	39,980
	American Express Credit Corp.	2.750%	9/15/15	56,365	56,578
	American Express Credit Corp.	2.800%	9/19/16	13,635	13,790
5	ANZ National International Ltd.	2.375%	12/21/12	9,655	9,707
5	ANZ National International Ltd.	6.200%	7/19/13	9,165	9,748
	Bank of America Corp.	4.875%	1/15/13	6,700	6,730
	Bank of America Corp.	7.375%	5/15/14	12,590	13,035
	Bank of America Corp.	5.375%	6/15/14	25,525	25,362
	Bank of America Corp.	3.625%	3/17/16	10,000	9,256
	Bank of America Corp.	3.750%	7/12/16	28,940	26,831
	Bank of America Corp.	5.625%	10/14/16	22,500	21,757
	Bank of America Corp.	5.650%	5/1/18	60,090	57,089
	Bank of America Corp.	5.625%	7/1/20	25,000	23,086
	Bank of America Corp.	5.875%	1/5/21	10,285	9,713
	Bank of America Corp.	5.000%	5/13/21	35,910	32,792
	Bank of New York Mellon Corp.	4.300%	5/15/14	24,670	26,387
	Bank of New York Mellon Corp.	2.950%	6/18/15	14,750	15,317
	Bank of New York Mellon Corp.	5.450%	5/15/19	49,465	56,753
	Bank of Nova Scotia	3.400%	1/22/15	47,000	49,425
	Bank One Corp.	7.750%	7/15/25	25,000	28,568
	Barclays Bank plc	2.375%	1/13/14	27,000	26,051
	Barclays Bank plc	5.000%	9/22/16	12,865	13,297
	Barclays Bank plc	6.750%	5/22/19	18,605	20,619
	Barclays Bank plc	5.125%	1/8/20	20,000	20,524
	BB&T Corp.	4.750%	10/1/12	16,000	16,400
	BB&T Corp.	5.250%	11/1/19	19,000	20,757
	Bear Stearns Cos. LLC	7.250%	2/1/18	14,860	17,390
	BNP Paribas SA	3.250%	3/11/15	34,770	32,942
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	41,000	41,266

Capital One Financial Corp.	7.375%	5/23/14	18,335	20,145
Capital One Financial Corp.	4.750%	7/15/21	17,000	17,622
Citigroup Inc.	6.010%	1/15/15	15,000	15,714
Citigroup Inc.	4.750%	5/19/15	14,725	14,973
Citigroup Inc.	4.587%	12/15/15	15,410	15,520
Citigroup Inc.	3.953%	6/15/16	41,322	41,182
Citigroup Inc.	6.125%	11/21/17	10,000	10,678
Citigroup Inc.	8.500%	5/22/19	28,000	33,171
Citigroup Inc.	5.375%	8/9/20	61,320	63,003
Citigroup Inc.	4.500%	1/14/22	13,965	13,376
Citigroup Inc.	6.625%	6/15/32	9,000	8,294
Citigroup Inc.	6.000%	10/31/33	15,000	12,794
Citigroup Inc.	5.850%	12/11/34	15,000	14,880
Citigroup Inc.	6.125%	8/25/36	50,000	43,661
Citigroup Inc.	8.125%	7/15/39	3,380	4,133
Comerica Inc.	3.000%	9/16/15	3,065	3,135
5 Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.200%	3/11/15	28,000	28,746
5 Credit Agricole SA	3.500%	4/13/15	28,000	26,083
Credit Suisse	3.500%	3/23/15	22,970	22,992
Credit Suisse	5.300%	8/13/19	9,000	9,256
Credit Suisse	5.400%	1/14/20	22,000	20,599
Credit Suisse	4.375%	8/5/20	25,000	24,504
Credit Suisse New York	2.200%	1/14/14	32,000	31,757
Credit Suisse USA Inc.	5.125%	1/15/14	23,825	24,925
Credit Suisse USA Inc.	4.875%	1/15/15	5,430	5,681
Credit Suisse USA Inc.	7.125%	7/15/32	13,300	15,840
Deutsche Bank AG	4.875%	5/20/13	30,000	30,697
Deutsche Bank AG	3.450%	3/30/15	44,000	44,569
Goldman Sachs Group Inc.	5.250%	10/15/13	29,400	30,077
Goldman Sachs Group Inc.	3.625%	2/7/16	13,275	12,808
Goldman Sachs Group Inc.	6.250%	9/1/17	64,073	66,988
Goldman Sachs Group Inc.	5.950%	1/18/18	24,190	24,707
Goldman Sachs Group Inc.	7.500%	2/15/19	20,790	23,095
Goldman Sachs Group Inc.	6.000%	6/15/20	20,000	20,427
Goldman Sachs Group Inc.	5.250%	7/27/21	43,385	42,340
Goldman Sachs Group Inc.	6.125%	2/15/33	20,000	19,653
Goldman Sachs Group Inc.	6.450%	5/1/36	25,000	22,429
Goldman Sachs Group Inc.	6.250%	2/1/41	35,790	35,057
5 HBOS plc	6.000%	11/1/33	19,000	11,811
5 HSBC Bank plc	2.000%	1/19/14	11,000	10,868
5 HSBC Bank plc	3.500%	6/28/15	30,000	30,293
5 HSBC Bank plc	4.750%	1/19/21	42,960	44,013
HSBC Bank USA NA	4.625%	4/1/14	13,100	13,426
HSBC Bank USA NA	5.875%	11/1/34	21,000	20,310
HSBC Holdings plc	7.625%	5/17/32	15,800	16,079
HSBC Holdings plc	6.500%	5/2/36	22,000	22,476
HSBC Holdings plc	6.100%	1/14/42	58,000	67,428
5 ING Bank NV	2.650%	1/14/13	22,000	21,959
5 ING Bank NV	2.000%	10/18/13	34,000	32,990
JPMorgan Chase & Co.	5.125%	9/15/14	9,665	10,191
JPMorgan Chase & Co.	3.450%	3/1/16	25,000	25,341
JPMorgan Chase & Co.	3.150%	7/5/16	22,000	22,113
JPMorgan Chase & Co.	6.300%	4/23/19	68,310	77,207
JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,480
JPMorgan Chase & Co.	4.350%	8/15/21	10,000	10,135
JPMorgan Chase & Co.	5.600%	7/15/41	70,000	75,156

JPMorgan Chase & Co.	5.400%	1/6/42	16,235	16,686
2 JPMorgan Chase & Co.	7.900%	12/29/49	23,350	24,751
5 Lloyds TSB Bank plc	4.375%	1/12/15	14,665	14,069
Mellon Funding Corp.	5.000%	12/1/14	12,000	12,938
Merrill Lynch & Co. Inc.	5.000%	2/3/14	15,000	15,000
Merrill Lynch & Co. Inc.	6.875%	4/25/18	32,000	31,542
Merrill Lynch & Co. Inc.	6.110%	1/29/37	30,000	22,900
Morgan Stanley	6.000%	5/13/14	28,000	28,391
Morgan Stanley	4.000%	7/24/15	32,000	30,040
Morgan Stanley	3.800%	4/29/16	14,470	13,338
Morgan Stanley	5.450%	1/9/17	15,000	14,436
Morgan Stanley	5.950%	12/28/17	10,000	9,561
Morgan Stanley	6.625%	4/1/18	30,000	29,601
Morgan Stanley	7.300%	5/13/19	53,955	54,997
Morgan Stanley	5.500%	7/24/20	25,000	22,784
Morgan Stanley	5.750%	1/25/21	13,900	12,891
Morgan Stanley	5.500%	7/28/21	30,000	27,750
Morgan Stanley	7.250%	4/1/32	51,100	52,108
National City Bank	5.800%	6/7/17	50,000	55,382
5 Nordea Bank AB	2.125%	1/14/14	33,000	32,464
5 Nordea Bank AB	3.700%	11/13/14	12,155	12,344
Northern Trust Co.	4.600%	2/1/13	10,000	10,355
Northern Trust Corp.	4.625%	5/1/14	6,130	6,581
Northern Trust Corp.	3.450%	11/4/20	10,285	10,547
PNC Bank NA	5.250%	1/15/17	16,000	17,161
2 PNC Financial Services Group Inc.	8.250%	5/31/49	12,000	11,910
PNC Funding Corp.	5.500%	9/28/12	4,825	4,970
PNC Funding Corp.	4.250%	9/21/15	5,765	6,161
Royal Bank of Scotland plc	4.875%	3/16/15	27,000	25,759
5 Societe Generale SA	5.200%	4/15/21	57,405	48,419
5 Standard Chartered plc	3.850%	4/27/15	8,525	8,597
State Street Corp.	5.375%	4/30/17	55,500	64,007
5 Svenska Handelsbanken AB	4.875%	6/10/14	29,000	30,191
Toronto-Dominion Bank	1.375%	7/14/14	25,085	25,378
Toronto-Dominion Bank	2.375%	10/19/16	15,000	15,285
UBS AG	2.750%	1/8/13	30,000	30,029
UBS AG	3.875%	1/15/15	26,000	25,866
UBS AG	4.875%	8/4/20	25,000	24,735
US Bancorp	2.875%	11/20/14	17,000	17,750
US Bancorp	2.200%	11/15/16	30,010	30,347
US Bank NA	4.950%	10/30/14	12,400	13,463
Wachovia Bank NA	4.800%	11/1/14	19,640	20,640
Wachovia Corp.	4.875%	2/15/14	19,250	20,100
Wachovia Corp.	5.250%	8/1/14	14,495	15,312
Wachovia Corp.	5.750%	2/1/18	9,500	10,778
Wachovia Corp.	6.605%	10/1/25	15,000	17,021
Wells Fargo & Co.	3.750%	10/1/14	20,000	21,078
Wells Fargo & Co.	3.625%	4/15/15	11,400	11,938
Wells Fargo & Co.	3.676%	6/15/16	17,000	17,875
Wells Fargo & Co.	2.625%	12/15/16	20,000	19,925
Wells Fargo & Co.	5.625%	12/11/17	47,000	53,340
Wells Fargo & Co.	4.600%	4/1/21	40,000	43,486
Wells Fargo Bank NA	5.950%	8/26/36	25,000	26,250
Wells Fargo Financial Inc.	5.500%	8/1/12	34,100	34,976

Brokerage (0.1%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	7,112

Charles Schwab Corp.	4.950%	6/1/14	7,650	8,280
Nomura Holdings Inc.	5.000%	3/4/15	10,295	10,373

Finance Companies (1.2%)
General Electric Capital Corp.	5.450%	1/15/13	20,175	21,157
General Electric Capital Corp.	5.900%	5/13/14	10,565	11,586
General Electric Capital Corp.	2.950%	5/9/16	17,000	17,474
General Electric Capital Corp.	5.375%	10/20/16	10,000	11,165
General Electric Capital Corp.	5.625%	9/15/17	12,000	13,291
General Electric Capital Corp.	5.625%	5/1/18	10,000	11,179
General Electric Capital Corp.	5.300%	2/11/21	6,305	6,689
General Electric Capital Corp.	4.650%	10/17/21	15,000	15,624
General Electric Capital Corp.	6.750%	3/15/32	75,000	87,514
General Electric Capital Corp.	5.875%	1/14/38	65,000	68,595
General Electric Capital Corp.	6.875%	1/10/39	33,000	39,324
HSBC Finance Corp.	4.750%	7/15/13	12,225	12,452

Insurance (2.5%)
ACE INA Holdings Inc.	2.600%	11/23/15	24,000	24,439
ACE INA Holdings Inc.	5.700%	2/15/17	15,000	17,241
ACE INA Holdings Inc.	5.900%	6/15/19	15,000	17,852
Aetna Inc.	6.500%	9/15/18	5,395	6,544
Allstate Corp.	7.500%	6/15/13	20,000	21,666
Allstate Corp.	6.200%	5/16/14	7,000	7,805
Allstate Corp.	7.450%	5/16/19	10,000	12,269
5 ASIF Global Financing XIX	4.900%	1/17/13	25,000	25,432
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	32,000	37,286
Cigna Corp.	2.750%	11/15/16	13,365	13,340
Genworth Global Funding Trusts	5.750%	5/15/13	10,000	10,178
5 Genworth Life Institutional Funding Trust	5.875%	5/3/13	12,000	12,297
Hartford Financial Services Group Inc.	5.500%	10/15/16	16,665	17,270
Hartford Financial Services Group Inc.	6.100%	10/1/41	23,980	22,208
5 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,260
5 MassMutual Global Funding II	3.625%	7/16/12	11,248	11,413
5 MassMutual Global Funding II	2.875%	4/21/14	3,878	3,967
5 Metropolitan Life Global Funding I	2.875%	9/17/12	16,000	16,199
5 Metropolitan Life Global Funding I	5.125%	4/10/13	25,000	26,068
5 Metropolitan Life Global Funding I	5.125%	6/10/14	15,000	16,126
5 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	32,280
5 New York Life Insurance Co.	5.875%	5/15/33	44,785	51,342
Prudential Financial Inc.	5.800%	6/15/12	3,425	3,491
Prudential Financial Inc.	5.100%	9/20/14	12,000	12,927
Prudential Financial Inc.	4.750%	6/13/15	21,000	22,268
Prudential Financial Inc.	3.000%	5/12/16	3,550	3,537
Prudential Financial Inc.	4.500%	11/15/20	24,055	24,092
Travelers Cos. Inc.	5.800%	5/15/18	8,690	10,211
Travelers Cos. Inc.	5.900%	6/2/19	9,400	11,077
UnitedHealth Group Inc.	6.000%	2/15/18	22,000	26,094
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	7,210
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	25,641
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	37,817
WellPoint Inc.	4.350%	8/15/20	25,635	27,782

Other Finance (0.1%)
NYSE Euronext	4.800%	6/28/13	24,540	25,794

Real Estate Investment Trusts (0.8%)
Duke Realty LP	5.950%	2/15/17	2,100	2,257
Duke Realty LP	6.500%	1/15/18	5,170	5,731
HCP Inc.	6.000%	1/30/17	20,000	21,701
Realty Income Corp.	5.950%	9/15/16	9,940	10,969
Realty Income Corp.	5.750%	1/15/21	8,675	9,386
Simon Property Group LP	5.100%	6/15/15	16,000	17,499
Simon Property Group LP	5.250%	12/1/16	5,000	5,520
Simon Property Group LP	5.875%	3/1/17	25,000	28,787
Simon Property Group LP	6.125%	5/30/18	6,625	7,636
Simon Property Group LP	4.375%	3/1/21	22,000	23,305
Simon Property Group LP	4.125%	12/1/21	17,715	18,546
5 WEA Finance LLC	7.125%	4/15/18	21,425	23,877
5 WEA Finance LLC / WT Finance Aust Pty Ltd.	7.500%	6/2/14	25,000	27,827
				4,715,988
Industrial (20.7%)
Basic Industry (0.4%)
Agrium Inc.	6.125%	1/15/41	6,055	7,333
EI du Pont de Nemours & Co.	4.125%	3/6/13	27,200	28,295
EI du Pont de Nemours & Co.	2.750%	4/1/16	23,000	24,413
Monsanto Finance Canada Co.	5.500%	7/30/35	15,000	17,469
Rio Tinto Alcan Inc.	4.875%	9/15/12	10,500	10,775
Rio Tinto Alcan Inc.	4.500%	5/15/13	22,300	23,252

Capital Goods (1.8%)
3M Co.	6.375%	2/15/28	25,000	33,520
Boeing Co.	3.750%	11/20/16	23,500	25,795
Caterpillar Financial Services Corp.	1.375%	5/20/14	19,745	19,989
Caterpillar Financial Services Corp.	2.750%	6/24/15	7,500	7,870
Caterpillar Inc.	3.900%	5/27/21	25,245	27,682
Caterpillar Inc.	6.950%	5/1/42	15,000	21,786
Deere & Co.	4.375%	10/16/19	13,090	14,709
Dover Corp.	4.875%	10/15/15	10,000	11,311
Eaton Corp.	5.300%	3/15/17	20,000	22,988
Eaton Corp.	6.500%	6/1/25	10,000	12,965
General Dynamics Corp.	3.875%	7/15/21	9,950	10,729
Honeywell International Inc.	4.250%	3/1/21	29,484	33,276
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	7,000	7,478
John Deere Capital Corp.	2.950%	3/9/15	6,595	6,962
John Deere Capital Corp.	2.000%	1/13/17	53,000	54,040
John Deere Capital Corp.	3.150%	10/15/21	13,311	13,675
Lockheed Martin Corp.	2.125%	9/15/16	6,700	6,720
Raytheon Co.	1.625%	10/15/15	24,650	24,684
Raytheon Co.	3.125%	10/15/20	10,000	10,074
5 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	45,820	52,880
United Technologies Corp.	4.875%	5/1/15	15,000	16,812
United Technologies Corp.	4.500%	4/15/20	24,170	27,133

Communication (4.8%)
AT&T Inc.	2.500%	8/15/15	26,000	26,932
AT&T Inc.	2.950%	5/15/16	48,790	51,224
AT&T Inc.	3.875%	8/15/21	20,000	21,249
AT&T Inc.	6.500%	9/1/37	50,000	62,255
AT&T Inc.	6.300%	1/15/38	2,863	3,520

AT&T Inc.	6.550%	2/15/39	15,000	18,973
AT&T Inc.	5.350%	9/1/40	33,257	37,240
AT&T Inc.	5.550%	8/15/41	12,137	14,268
BellSouth Corp.	6.000%	11/15/34	34,000	38,230
CBS Corp.	5.750%	4/15/20	3,995	4,484
CBS Corp.	4.300%	2/15/21	36,710	38,146
Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	18,000	20,045
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	18,000	19,576
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	12,500	16,893
Comcast Corp.	6.450%	3/15/37	20,000	24,212
Comcast Corp.	6.950%	8/15/37	45,000	56,646
5 COX Communications Inc.	5.875%	12/1/16	40,000	46,082
Deutsche Telekom International Finance BV	8.750%	6/15/30	30,000	41,759
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.750%	10/1/14	11,000	11,876
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	11,000	11,199
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	20,000	21,621
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	10,000	10,682
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	22,600	25,985
Discovery Communications LLC	5.625%	8/15/19	7,635	8,750
Discovery Communications LLC	5.050%	6/1/20	13,365	14,782
France Telecom SA	8.500%	3/1/31	40,000	56,974
Grupo Televisa SAB	6.625%	1/15/40	13,805	15,675
Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	32,506
NBCUniversal Media LLC	4.375%	4/1/21	26,000	27,512
News America Inc.	4.500%	2/15/21	4,650	4,888
News America Inc.	6.200%	12/15/34	11,000	11,811
News America Inc.	6.150%	3/1/37	12,668	13,922
News America Inc.	6.650%	11/15/37	5,320	6,075
News America Inc.	6.150%	2/15/41	7,985	9,150
5 SBA Tower Trust	4.254%	4/15/15	16,640	16,836
Telefonica Emisiones SAU	3.992%	2/16/16	24,850	23,967
Time Warner Cable Inc.	5.850%	5/1/17	70,000	79,718
Verizon Communications Inc.	3.000%	4/1/16	10,000	10,539
Verizon Communications Inc.	5.500%	4/1/17	35,000	40,391
Verizon Communications Inc.	6.100%	4/15/18	11,000	13,161
Verizon Communications Inc.	3.500%	11/1/21	53,955	56,197
Verizon Communications Inc.	6.400%	2/15/38	23,000	29,032
Verizon Communications Inc.	4.750%	11/1/41	28,730	31,023
Verizon Global Funding Corp.	4.375%	6/1/13	14,500	15,199
Verizon New Jersey Inc.	8.000%	6/1/22	14,585	18,498
Verizon Virginia Inc.	7.875%	1/15/22	16,000	20,608
Vodafone Group plc	2.875%	3/16/16	34,000	35,588
Vodafone Group plc	5.450%	6/10/19	26,000	30,444

Consumer Cyclical (3.3%)
5 American Honda Finance Corp.	6.700%	10/1/13	25,000	27,230
5 American Honda Finance Corp.	2.500%	9/21/15	25,000	25,483
AutoZone Inc.	4.000%	11/15/20	25,000	25,546
CVS Caremark Corp.	6.125%	8/15/16	25,000	29,176

	CVS Caremark Corp.	5.750%	6/1/17	25,000	29,171
[2,5] CVS Pass-Through Trust		5.926%	1/10/34	16,501	16,894
	Daimler Finance North America LLC	6.500%	11/15/13	25,000	27,124
5	Daimler Finance North America LLC	3.000%	3/28/16	6,500	6,563
5	Daimler Finance North America LLC	2.625%	9/15/16	44,000	43,938
	Home Depot Inc.	5.400%	3/1/16	5,000	5,788
	Home Depot Inc.	3.950%	9/15/20	5,500	5,951
	Johnson Controls Inc.	5.000%	3/30/20	29,000	32,467
	Johnson Controls Inc.	3.750%	12/1/21	25,000	25,858
	Lowe's Cos. Inc.	5.000%	10/15/15	21,356	23,835
	Lowe's Cos. Inc.	2.125%	4/15/16	26,665	27,289
	Lowe's Cos. Inc.	6.650%	9/15/37	5,000	6,310
	Lowe's Cos. Inc.	5.800%	4/15/40	10,280	11,907
	McDonald's Corp.	3.500%	7/15/20	21,760	23,495
	McDonald's Corp.	2.625%	1/15/22	10,175	10,199
	PACCAR Financial Corp.	1.950%	12/17/12	9,820	9,939
	Staples Inc.	9.750%	1/15/14	21,910	24,950
	Target Corp.	5.375%	5/1/17	5,000	5,852
	Target Corp.	6.000%	1/15/18	16,500	20,148
	Target Corp.	7.000%	1/15/38	17,500	24,600
	Time Warner Inc.	5.875%	11/15/16	39,000	45,053
	Time Warner Inc.	4.750%	3/29/21	5,000	5,416
	Toyota Motor Credit Corp.	2.800%	1/11/16	29,762	30,961
	Viacom Inc.	6.250%	4/30/16	20,000	23,224
	Viacom Inc.	3.875%	12/15/21	9,815	10,057
5	Volkswagen International Finance NV	1.625%	8/12/13	24,220	24,331
	Wal-Mart Stores Inc.	3.625%	7/8/20	75,000	81,924
	Wal-Mart Stores Inc.	3.250%	10/25/20	6,290	6,718
	Wal-Mart Stores Inc.	4.250%	4/15/21	15,000	17,339
	Wal-Mart Stores Inc.	5.625%	4/15/41	52,780	67,777
	Walt Disney Co.	5.625%	9/15/16	20,000	23,669
	Western Union Co.	5.930%	10/1/16	12,750	14,384

	Consumer Noncyclical (6.6%)
	Abbott Laboratories	4.125%	5/27/20	10,000	11,081
	Altria Group Inc.	4.125%	9/11/15	10,000	10,845
	Altria Group Inc.	4.750%	5/5/21	37,770	41,538
	Amgen Inc.	2.300%	6/15/16	11,460	11,433
	Amgen Inc.	6.150%	6/1/18	5,000	5,808
	Amgen Inc.	5.700%	2/1/19	18,055	20,310
	Amgen Inc.	4.500%	3/15/20	1,855	1,948
	Amgen Inc.	4.100%	6/15/21	20,000	20,491
	Amgen Inc.	5.150%	11/15/41	31,000	32,337
	Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,700	11,251
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	8,300	10,400
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	75,000	88,221
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	7,000	7,787
	Archer-Daniels-Midland Co.	4.479%	3/1/21	12,000	13,588
5	Aristotle Holding Inc.	3.500%	11/15/16	46,000	46,956
	AstraZeneca plc	5.900%	9/15/17	50,000	60,275
	Becton Dickinson and Co.	4.550%	4/15/13	25,900	27,172
	Becton Dickinson and Co.	1.750%	11/8/16	19,145	19,317
	Bestfoods	6.625%	4/15/28	25,000	33,792
	Cardinal Health Inc.	5.850%	12/15/17	4,000	4,627
5	Cargill Inc.	6.000%	11/27/17	7,000	8,252
5	Cargill Inc.	6.125%	9/15/36	22,000	26,104
5	Cargill Inc.	6.625%	9/15/37	42,830	54,493

Coca-Cola Co.	1.800%	9/1/16	8,098	8,241
Coca-Cola Co.	5.350%	11/15/17	50,000	60,118
Coca-Cola Enterprises Inc.	2.125%	9/15/15	5,000	5,087
Coca-Cola Enterprises Inc.	2.000%	8/19/16	13,955	13,951
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,600	4,804
Coca-Cola Enterprises Inc.	4.500%	9/1/21	14,785	16,308
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	26,071
Diageo Capital plc	5.200%	1/30/13	19,810	20,762
Diageo Capital plc	5.500%	9/30/16	11,066	12,717
Diageo Finance BV	5.500%	4/1/13	10,593	11,208
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,406	7,684
Eli Lilly & Co.	5.500%	3/15/27	20,000	23,835
Express Scripts Inc.	6.250%	6/15/14	9,065	9,876
General Mills Inc.	5.650%	2/15/19	6,850	8,136
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	24,104
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	18,963
Johnson & Johnson	3.800%	5/15/13	9,895	10,353
Johnson & Johnson	2.150%	5/15/16	11,000	11,478
Johnson & Johnson	6.730%	11/15/23	15,000	21,635
Kellogg Co.	4.000%	12/15/20	41,000	43,409
Kimberly-Clark Corp.	6.250%	7/15/18	25,000	30,821
Kraft Foods Inc.	4.125%	2/9/16	15,000	16,286
Kraft Foods Inc.	5.375%	2/10/20	15,000	17,278
Kraft Foods Inc.	6.875%	1/26/39	7,000	9,221
Kraft Foods Inc.	6.500%	2/9/40	12,000	15,408
McKesson Corp.	3.250%	3/1/16	4,910	5,205
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,920
Merck & Co. Inc.	5.300%	12/1/13	16,985	18,552
Merck & Co. Inc.	4.000%	6/30/15	13,585	14,979
Merck & Co. Inc.	5.000%	6/30/19	18,000	21,219
Merck & Co. Inc.	3.875%	1/15/21	30,000	33,681
PepsiCo Inc.	3.100%	1/15/15	26,000	27,683
PepsiCo Inc.	3.125%	11/1/20	53,000	55,061
5 Pernod-Ricard SA	4.450%	1/15/22	31,465	32,499
Pfizer Inc.	5.350%	3/15/15	19,610	22,221
Pfizer Inc.	6.200%	3/15/19	28,600	35,362
Philip Morris International Inc.	4.500%	3/26/20	25,000	28,302
Philip Morris International Inc.	4.125%	5/17/21	15,705	17,439
2 Procter & Gamble - Esop	9.360%	1/1/21	19,574	26,421
Procter & Gamble Co.	6.450%	1/15/26	25,000	33,860
Procter & Gamble Co.	5.550%	3/5/37	25,000	33,154
5 Roche Holdings Inc.	6.000%	3/1/19	37,000	44,954
5 SABMiller plc	6.500%	7/15/18	30,000	35,834
Sanofi	4.000%	3/29/21	36,275	40,174
St. Jude Medical Inc.	2.500%	1/15/16	18,175	18,698
5 Tesco plc	5.500%	11/15/17	10,000	11,610
Thermo Fisher Scientific Inc.	2.050%	2/21/14	5,216	5,358
Thermo Fisher Scientific Inc.	3.250%	11/20/14	5,160	5,480
Thermo Fisher Scientific Inc.	3.200%	5/1/15	6,020	6,389
Thermo Fisher Scientific Inc.	3.200%	3/1/16	9,330	9,906
Unilever Capital Corp.	4.250%	2/10/21	78,185	89,749
Wyeth	5.950%	4/1/37	15,000	19,215

Energy (1.5%)
Apache Corp.	6.900%	9/15/18	5,000	6,374
5 BG Energy Capital plc	2.875%	10/15/16	26,655	27,263
BP Capital Markets plc	3.125%	10/1/15	11,000	11,508

BP Capital Markets plc	3.200%	3/11/16	24,000	25,168
BP Capital Markets plc	2.248%	11/1/16	34,545	34,791
BP Capital Markets plc	4.750%	3/10/19	18,140	20,266
BP Capital Markets plc	4.500%	10/1/20	28,000	31,030
ConocoPhillips	7.000%	3/30/29	11,500	15,245
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	25,000	29,256
Encana Corp.	6.500%	8/15/34	15,000	17,633
EOG Resources Inc.	5.625%	6/1/19	8,285	9,823
5 Motiva Enterprises LLC	5.750%	1/15/20	2,535	2,937
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	30,593
Shell International Finance BV	3.100%	6/28/15	10,000	10,714
Shell International Finance BV	3.250%	9/22/15	22,000	23,753
Shell International Finance BV	4.375%	3/25/20	24,000	27,949
Suncor Energy Inc.	5.950%	12/1/34	13,000	14,723
Texaco Capital Inc.	8.625%	4/1/32	25,000	41,555

Other Industrial (0.1%)
5 Hutchison Whampoa International 09/16 Ltd.	4.625%	9/11/15	12,000	12,706
5 Hutchison Whampoa International 09/19 Ltd.	5.750%	9/11/19	12,000	13,359

Technology (1.9%)
Cisco Systems Inc.	4.450%	1/15/20	41,500	47,198
Dell Inc.	5.875%	6/15/19	18,250	21,398
Google Inc.	2.125%	5/19/16	18,815	19,573
Hewlett-Packard Co.	2.650%	6/1/16	45,000	44,562
Hewlett-Packard Co.	3.750%	12/1/20	42,000	41,318
Hewlett-Packard Co.	4.300%	6/1/21	45,000	45,702
International Business Machines Corp.	2.000%	1/5/16	35,000	36,067
International Business Machines Corp.	5.700%	9/14/17	41,710	50,530
International Business Machines Corp.	7.000%	10/30/25	25,000	34,097
Microsoft Corp.	3.000%	10/1/20	10,000	10,569
Microsoft Corp.	4.000%	2/8/21	13,500	15,222
Microsoft Corp.	4.500%	10/1/40	18,210	20,517
Oracle Corp.	3.750%	7/8/14	15,000	16,133
Oracle Corp.	5.000%	7/8/19	35,000	41,092
Oracle Corp.	6.125%	7/8/39	8,000	10,587
Pitney Bowes Inc.	4.750%	5/15/18	10,000	9,968
Xerox Corp.	8.250%	5/15/14	10,335	11,662
Xerox Corp.	6.750%	2/1/17	3,525	4,034
Xerox Corp.	6.350%	5/15/18	2,395	2,701
Xerox Corp.	5.625%	12/15/19	1,245	1,357

Transportation (0.3%)
5 ERAC USA Finance LLC	2.250%	1/10/14	3,075	3,087
5 ERAC USA Finance LLC	6.375%	10/15/17	36,290	41,720
5 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,429
United Parcel Service Inc.	4.875%	11/15/40	14,810	17,089
				5,345,487
Utilities (3.7%)
Electric (3.3%)
Alabama Power Co.	5.550%	2/1/17	11,765	13,778
Baltimore Gas & Electric Co.	5.900%	10/1/16	15,000	17,516
Carolina Power & Light Co.	6.300%	4/1/38	1,625	2,205
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	9,700	10,080
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	50,000	65,865
Duke Energy Carolinas LLC	6.250%	1/15/12	20,000	20,033
Duke Energy Carolinas LLC	5.250%	1/15/18	29,190	34,428

Duke Energy Carolinas LLC	3.900%	6/15/21	11,045	12,136
Duke Energy Corp.	2.150%	11/15/16	35,000	35,304
5 Enel Finance International NV	5.125%	10/7/19	17,000	15,239
5 Enel Finance International NV	6.800%	9/15/37	11,665	10,292
Florida Power & Light Co.	4.850%	2/1/13	12,000	12,520
Florida Power & Light Co.	6.200%	6/1/36	22,452	29,706
Florida Power & Light Co.	5.250%	2/1/41	23,745	29,224
Florida Power & Light Co.	4.125%	2/1/42	20,000	20,633
Georgia Power Co.	5.700%	6/1/17	50,000	59,584
Midamerican Energy Holdings Co.	6.500%	9/15/37	35,000	43,645
National Rural Utilities Cooperative Finance
Corp.	7.250%	3/1/12	26,666	26,934
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	12,000	12,904
5 Niagara Mohawk Power Corp.	3.553%	10/1/14	16,500	17,338
NSTAR	4.500%	11/15/19	1,880	2,081
NSTAR Electric Co.	4.875%	10/15/12	20,800	21,458
Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,727
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	10,415	11,806
Pacific Gas & Electric Co.	4.250%	5/15/21	8,335	9,074
Peco Energy Co.	4.750%	10/1/12	12,000	12,309
Potomac Electric Power Co.	6.500%	11/15/37	8,000	10,558
PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,603
PSEG Power LLC	5.125%	4/15/20	15,000	16,763
Public Service Co. of Colorado	3.200%	11/15/20	13,650	14,176
Public Service Electric & Gas Co.	2.700%	5/1/15	7,970	8,330
Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,573
Puget Sound Energy Inc.	4.434%	11/15/41	19,880	20,758
SCANA Corp.	6.250%	2/1/12	28,930	29,030
Southern California Edison Co.	5.000%	1/15/14	11,800	12,771
Southern California Edison Co.	5.500%	8/15/18	31,730	37,949
Southern California Edison Co.	3.875%	6/1/21	24,860	27,472
Southern Co.	5.300%	1/15/12	20,000	20,021
Virginia Electric and Power Co.	4.750%	3/1/13	16,350	17,075
Virginia Electric and Power Co.	5.950%	9/15/17	50,000	60,200
Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	17,576

Natural Gas (0.4%)
5 DCP Midstream LLC	6.450%	11/3/36	9,375	10,819
Nisource Finance Corp.	6.400%	3/15/18	50,000	57,475
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	33,184
				967,152
Total Corporate Bonds (Cost $10,266,097)				11,028,627
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
5 Abu Dhabi National Energy Co.	5.875%	10/27/16	10,000	10,985
Asian Development Bank	4.500%	9/4/12	10,000	10,261
5 Austria Government International Bond	2.000%	11/15/12	18,170	18,336
Bank Nederlandse Gemeenten	6.000%	3/26/12	50,000	50,539
5 CDP Financial Inc.	4.400%	11/25/19	22,000	23,942
5 EDF SA	4.600%	1/27/20	27,000	27,866
European Investment Bank	4.625%	5/15/14	40,000	43,076
European Investment Bank	4.625%	10/20/15	15,000	16,647
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	22,000	23,843
Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	24,308	24,420
Oesterreichische Kontrollbank AG	4.500%	3/9/15	17,000	18,462
Province of New Brunswick	5.200%	2/21/17	30,000	35,285

Province of Ontario	1.375%	1/27/14	17,390	17,628
Province of Ontario	4.500%	2/3/15	40,000	44,096
Province of Ontario	4.400%	4/14/20	48,000	54,670
Quebec	5.125%	11/14/16	10,000	11,643
5 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	7,855	8,405
Statoil ASA	2.900%	10/15/14	5,720	6,000
Statoil ASA	3.125%	8/17/17	33,000	34,521
Statoil ASA	5.250%	4/15/19	8,895	10,271
Total Sovereign Bonds (Cost $455,709)				490,896
Taxable Municipal Bonds (3.5%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	24,560	31,913
California GO	5.700%	11/1/21	15,655	17,199
California GO	7.550%	4/1/39	39,955	48,895
California GO	7.300%	10/1/39	3,465	4,128
California GO	7.600%	11/1/40	17,685	21,854
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	4,445	5,545
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	12,090	13,370
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	13,390	16,375
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	29,615
District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,896
Duke University North Carolina Revenue	5.850%	4/1/37	62,165	81,884
Illinois GO	5.365%	3/1/17	565	606
Illinois GO	5.665%	3/1/18	10,540	11,289
Illinois GO	5.877%	3/1/19	21,350	22,970
Illinois GO	5.100%	6/1/33	2,535	2,314
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	15,840	18,703
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,230	12,977
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	18,590	24,849
Los Angeles CA Unified School District GO	5.750%	7/1/34	30,000	33,189
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue	6.250%	5/15/43	11,000	13,740
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	12,005	15,229
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	68,000	76,271
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	18,637
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,419
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	8,070	9,758
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	46,080	56,009
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.700%	3/1/39	13,020	16,992
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	41,326
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	2,748
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	11,965	14,941
New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	37,033

North Texas Tollway Authority System
Revenue	6.718%	1/1/49	31,250	38,764
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	14,510	17,754
8 Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,268
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	9,605	11,457
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	5,665	6,944
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	7,853
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	8,000	10,982
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,486
University of California Regents Medical
Center Revenue	6.548%	5/15/48	7,410	8,887
University of California Regents Medical
Center Revenue	6.583%	5/15/49	12,635	15,262
University of California Revenue	5.770%	5/15/43	23,675	27,200
Utah GO	3.289%	7/1/20	22,900	24,150
9 Wisconsin GO	5.700%	5/1/26	9,000	10,335
Total Taxable Municipal Bonds (Cost $787,585)				922,016
				Market
				Value
			Shares	($000)
Common Stocks (36.9%)
Consumer Discretionary (2.8%)
Home Depot Inc.			9,279,890	390,127
McDonald's Corp.			1,761,270	176,708
Mattel Inc.			3,507,040	97,355
Genuine Parts Co.			850,020	52,021
				716,211
Consumer Staples (7.3%)
Philip Morris International Inc.			3,648,250	286,315
Kimberly-Clark Corp.			3,479,180	255,928
Kraft Foods Inc.			6,226,210	232,611
Sysco Corp.			6,664,390	195,467
Unilever NV			5,322,070	182,919
PepsiCo Inc.			2,439,780	161,879
Altria Group Inc.			4,196,030	124,412
Procter & Gamble Co.			1,666,880	111,198
Imperial Tobacco Group plc			2,847,259	107,743
General Mills Inc.			2,497,450	100,922
HJ Heinz Co.			1,753,020	94,733
Reckitt Benckiser Group plc			827,119	40,794
				1,894,921
Energy (4.8%)
Chevron Corp.			4,145,010	441,029
Royal Dutch Shell plc Class B			10,217,585	388,658
ConocoPhillips			3,111,750	226,753
Exxon Mobil Corp.			2,074,710	175,853
				1,232,293
Financials (3.9%)
Marsh & McLennan Cos. Inc.			10,138,540	320,581
M&T Bank Corp.			1,891,010	144,360

BlackRock Inc.	782,400	139,455
Chubb Corp.	1,854,330	128,357
National Bank of Canada	1,633,070	115,641
JPMorgan Chase & Co.	3,213,500	106,849
Swiss Re AG	1,323,815	67,302
		1,022,545
Health Care (4.9%)
Merck & Co. Inc.	10,694,610	403,187
Johnson & Johnson	5,762,530	377,906
Pfizer Inc.	15,746,630	340,757
AstraZeneca plc ADR	2,924,060	135,355
		1,257,205
Industrials (4.6%)
General Electric Co.	14,528,060	260,198
3M Co.	2,352,930	192,305
Eaton Corp.	3,652,450	158,991
Illinois Tool Works Inc.	3,403,700	158,987
Waste Management Inc.	4,515,660	147,707
Stanley Black & Decker Inc.	1,591,200	107,565
Lockheed Martin Corp.	903,430	73,088
Schneider Electric SA	879,678	45,991
Emerson Electric Co.	812,770	37,867
		1,182,699
Information Technology (3.2%)
Intel Corp.	10,063,140	244,031
Analog Devices Inc.	5,585,770	199,859
Maxim Integrated Products Inc.	7,367,250	191,843
Microsoft Corp.	4,389,800	113,960
Linear Technology Corp.	2,766,970	83,092
		832,785
Materials (1.3%)
EI du Pont de Nemours & Co.	2,551,590	116,812
Dow Chemical Co.	3,710,700	106,719
Nucor Corp.	2,660,420	105,273
Packaging Corp. of America	663,580	16,749
		345,553
Telecommunication Services (1.6%)
AT&T Inc.	9,405,975	284,437
Vodafone Group plc ADR	5,044,000	141,383
		425,820
Utilities (2.5%)
Xcel Energy Inc.	5,499,390	152,003
NextEra Energy Inc.	1,797,810	109,451
American Electric Power Co. Inc.	2,215,960	91,541
Cia Energetica de Minas Gerais ADR	4,587,190	81,606
Northeast Utilities	2,002,310	72,223
PG&E Corp.	1,483,610	61,155
Dominion Resources Inc.	735,450	39,038
PPL Corp.	1,049,660	30,881
		637,898
Total Common Stocks (Cost $7,581,467)		9,547,930

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Temporary Cash Investments (2.6%)
Repurchase Agreements (2.6%)
Bank of America Securities, LLC
(Dated 12/30/11, Repurchase Value
$169,701,000, collateralized by Federal
Home Loan Mortgage Corp. 4.500%,
7/1/41, Federal National Mortgage Assn.
4.000%-6.000%, 6/1/39-1/1/41)	0.040%	1/3/12	169,700	169,700
Barclays Capital Inc.
(Dated 12/30/11, Repurchase Value
$35,300,000, collateralized by U.S.
Treasury Note/Bond 5.375%, 2/15/31)	0.010%	1/3/12	35,300	35,300
Deutsche Bank Securities, Inc.
(Dated 12/30/11, Repurchase Value
$61,000,000, collateralized by Federal
National Mortgage Assn. 4.500%, 5/1/41)	0.060%	1/3/12	61,000	61,000
Goldman Sachs & Co.
(Dated 12/22/11, Repurchase Value
$120,005,000, collateralized by
Government National Mortgage Assn.
4.000%-6.000%, 7/20/26-7/15/39)	0.120%	1/5/12	120,000	120,000
HSBC Bank USA, N.A.
(Dated 12/30/11, Repurchase Value
$81,900,000, collateralized by U.S.
Treasury Note/Bond 5.500%, 8/15/28)	0.0001%	1/3/12	81,900	81,900
HSBC Bank USA, N.A.
(Dated 12/30/11, Repurchase Value
$83,900,000, collateralized by U.S.
Treasury Note/Bond 0.750%, 12/15/13)	0.040%	1/3/12	83,900	83,900
RBC Capital Markets LLC
(Dated 12/30/11, Repurchase Value
$76,400,000, collateralized by Federal
National Mortgage Assn. 3.098-3.277%,
3/1/41-4/1/41)	0.020%	1/3/12	76,400	76,400
RBS Securities, Inc.
(Dated 12/30/11, Repurchase Value
$42,600,000, collateralized by Government
National Mortgage Assn. 1.937%-6.000%,
6/20/37-6/20/61)	0.070%	1/3/12	42,600	42,600
				670,800
Total Temporary Cash Investments (Cost $670,800)				670,800
Total Investments (99.2%) (Cost $22,668,442)				25,693,041
Other Assets and Liabilities-Net (0.8%)[10]				204,463
Net Assets (100%)				25,897,504

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2011.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate value of these securities was $1,797,993,000, representing 6.9% of net assets.
6 Adjustable-rate security.
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Cash of $6,562,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the

Wellesley Income Fund

future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by entering into mortgage dollar rolls only with highly rated counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

In April 2011, the Financial Accounting Standards Board adopted Accounting Standards Update (ASU) 2011-03, "Transfers and Servicing (Topic 860) — Reconsideration of Effective Control for Repurchase Agreements." The ASU takes effect for periods beginning after December 15, 2011. Under the ASU, certain mortgage-dollar-roll transactions that previously would have been accounted for as purchases and sales may be accounted for as financing transactions. Treating these transactions as financing would have no impact on total return, but certain transactions that previously resulted in realized gains and losses would instead be reflected in net income and unrealized gains and losses. Management has concluded that treating the mortgage-dollar-roll arrangements entered into by the fund as purchases and sales continues to be appropriate.

E. Repurchase Agreements: The fund invests in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,394,790	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	637,982	—
Corporate Bonds	—	11,028,627	—
Sovereign Bonds	—	490,896	—
Taxable Municipal Bonds	—	922,016	—
Common Stocks	8,897,441	650,489	—
Temporary Cash Investments	—	670,800	—
Futures Contracts—Liabilities[1]	(1,153)	—	—

Wellesley Income Fund

Swap Contracts—Assets	—	97	—
Total	8,896,288	16,795,697	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

($000)

		Number of	Aggregate	Unrealized
		Long (Short) Settlement	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2012	(4,101)	(537,744)	(6,129)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less

Wellesley Income Fund

than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
Termination			Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Caterpillar Fin Services Corp./A2	3/20/17	GSI	4,705	198	1.000	38
Caterpillar Fin Services Corp./A2	3/20/17	GSI	5,040	185	1.000	14
Caterpillar Fin Services Corp./A2	3/20/17	BOANA	4,130	158	1.000	19
Caterpillar Fin Services Corp./A2	3/20/17	BOANA	5,885	225	1.000	26
						97
1 BOANA—Bank of America NA.
GSI—Goldman Sachs International.

I. At December 31, 2011, the cost of investment securities for tax purposes was $22,740,645,000. Net unrealized appreciation of investment securities for tax purposes was $2,952,396,000, consisting of unrealized gains of $3,175,950,000 on securities that had risen in value since their purchase and $223,554,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLESLEY INCOME FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	February 21, 2012

VANGUARD WELLESLEY INCOME FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	February 21, 2012

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see
File Number 33-23444, Incorporated by Reference.